Merger - Schedule of Asset Acquisition Consideration (Details) - Store Capital Corporation $ in Thousands	Feb. 03, 2023 USD ($)
Consideration Type
Cash paid to former shareholders and equity award holders	$ 9,142,744
Extinguishment of historical debt	1,331,698
Capitalized transaction costs	110,924
Total consideration	$ 10,585,366